Subsequent events (Details) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Aug. 31, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 € / shares	Dec. 31, 2025 € / shares
Disclosure of non-adjusting events after reporting period [line items]
Par value per share (in unit per share) | € / shares						€ 1	€ 1
Proceeds from issue of equity		$ 0	$ 6	$ 0	$ 7
Potential ordinary share transactions | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Number of shares agreed to be purchased (in shares) | shares	9.1
Par value per share (in unit per share) | $ / shares	$ 5.52
Proceeds from issue of equity	$ 50,000